UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                 Investment Company Act file number (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: SEPTEMBER 30, 2005
                         ------------------

Date of reporting period:  JUNE 30, 2005
                           -------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                           TCM SMALL CAP GROWTH FUND
              SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED)

     SHARES                                                        VALUE
     ------                                                        -----
COMMON STOCKS - 98.5%
AEROSPACE & DEFENSE - 3.7%
      25,457   Armor Holdings, Inc.*<F1>                       $  1,008,352
      37,321   Essex Corp.*<F1>                                     853,905
      39,735   MTC Technologies, Inc.*<F1>                        1,463,440
      64,847   SI International, Inc.*<F1>                        1,942,816
                                                               ------------
                                                                  5,268,513
                                                               ------------
AIR FREIGHT & LOGISTICS - 1.0%
      20,440   UTI Worldwide, Inc.^<F2>                           1,423,033
                                                               ------------
AUTO COMPONENTS - 3.3%
      43,882   Keystone Automotive Industries, Inc.*<F1>          1,085,202
      78,446   LKQ Corp.*<F1>                                     2,129,809
      84,574   Tenneco Automotive, Inc.*<F1>                      1,407,311
                                                               ------------
                                                                  4,622,322
                                                               ------------
BIOTECHNOLOGY - 1.2%
      42,054   Neurocrine Biosciences, Inc.*<F1>                  1,768,791
                                                               ------------
CAPITAL MARKETS - 2.0%
      40,734   Affiliated Managers Group, Inc.*<F1>               2,783,354
                                                               ------------
CHEMICALS - 1.0%
      58,142   Airgas, Inc.                                       1,434,363
                                                               ------------
COMMERCIAL SERVICES & SUPPLIES - 4.6%
      77,176   Education Management Corp.*<F1>                    2,603,147
      51,052   Labor Ready, Inc.*<F1>                             1,190,022
      56,337   Resources Connection, Inc.*<F1>                    1,308,709
      16,682   Strayer Education, Inc.                            1,438,989
                                                               ------------
                                                                  6,540,867
                                                               ------------
COMMUNICATIONS EQUIPMENT - 2.7%
      73,246   Adtran, Inc.                                       1,815,768
      19,447   Digi International, Inc.*<F1>                        230,642
      27,958   NICE Systems, Ltd. ADR*<F1>                        1,103,502
      50,893   Packeteer, Inc.*<F1>                                 717,591
                                                               ------------
                                                                  3,867,503
                                                               ------------
COMPUTERS & PERIPHERALS - 2.8%
      40,000   Electronics for Imaging, Inc.*<F1>                   841,600
      38,497   Stratasys, Inc.*<F1>                               1,258,082
      72,473   UNOVA, Inc.*<F1>                                   1,929,956
                                                               ------------
                                                                  4,029,638
                                                               ------------
CONSTRUCTION & ENGINEERING - 2.1%
      39,290   URS Corp.*<F1>                                     1,467,482
      29,554   Washington Group International, Inc.*<F1>          1,510,800
                                                               ------------
                                                                  2,978,282
                                                               ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 6.3%
      50,663   Amphenol Corp. Class A                             2,035,132
      38,647   Benchmark Electronics, Inc.*<F1>                   1,175,642
      48,532   Flir Systems, Inc.*<F1>                            1,448,195
      37,494   NovAtel, Inc.*<F1>^<F2>                            1,005,964
      20,516   Roper Industries, Inc.                             1,464,227
      45,204   Trimble Navigation, Ltd.*<F1>                      1,761,600
                                                               ------------
                                                                  8,890,760
                                                               ------------
ENERGY EQUIPMENT & SERVICES - 12.2%
      33,228   Atwood Oceanics, Inc.*<F1>                         2,045,516
      65,481   Core Laboratories NV*<F1>^<F2>                     1,756,200
      34,247   Gulfmark Offshore, Inc.*<F1>                         935,285
     137,865   Hornbeck Offshore Services, Inc.*<F1>              3,734,763
      26,369   NS Group, Inc.*<F1>                                  857,256
     137,197   Pioneer Drilling Co.*<F1>                          2,093,626
      31,970   Rowan Companies, Inc.                                949,829
      68,571   Tetra Technologies, Inc.*<F1>                      2,183,986
      26,383   Todco Class A*<F1>                                   677,252
      35,505   Veritas DGC, Inc.*<F1>                               984,909
      75,993   Willbros Group, Inc.*<F1>^<F2>                     1,088,220
                                                               ------------
                                                                 17,306,842
                                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.9%
      39,778   Arthrocare Corp.*<F1>                              1,389,843
      89,033   I-Flow Corp.*<F1>                                  1,481,509
      98,636   Illumina, Inc.*<F1>                                1,190,537
      66,184   Intermagnetics General Corp.*<F1>                  2,035,820
      97,760   Schick Technologies, Inc.*<F1>                     2,199,600
                                                               ------------
                                                                  8,297,309
                                                               ------------
HEALTH CARE PROVIDERS & SERVICES - 12.6%
      29,680   The Advisory Board Co.*<F1>                        1,446,603
      81,779   Allscripts Healthcare Solutions, Inc.*<F1>         1,358,349
      10,998   Cerner Corp.*<F1>                                    747,534
      51,930   Chemed Corp.                                       2,122,898
      43,578   DaVita, Inc.*<F1>                                  1,981,928
      37,873   Henry Schein, Inc.*<F1>                            1,572,487
      26,383   IDX Systems Corp.*<F1>                               795,184
      69,130   Kindred Healthcare, Inc.*<F1>                      2,738,239
       7,698   Renal Care Group, Inc.*<F1>                          354,878
      49,493   SFBC International, Inc.*<F1>                      1,911,915
      72,265   Symbion, Inc.*<F1>                                 1,723,520
      21,222   United Surgical Partners
                 International, Inc.*<F1>                         1,105,242
                                                               ------------
                                                                 17,858,777
                                                               ------------
HOTELS RESTAURANTS & LEISURE - 2.8%
      43,649   Buffalo Wild Wings, Inc.*<F1>                      1,361,849
     149,089   La Quinta Corp.*<F1>                               1,391,000
      35,891   Orient-Express Hotels, Ltd. Class A^<F2>           1,136,668
                                                               ------------
                                                                  3,889,517
                                                               ------------
HOUSEHOLD DURABLES - 1.8%
      72,051   Tempur-Pedic International, Inc.*<F1>              1,598,091
      30,438   The Yankee Candle Company, Inc.                      977,060
                                                               ------------
                                                                  2,575,151
                                                               ------------
INDUSTRIAL CONGLOMERATES - 2.2%
      60,751   Raven Industries, Inc.                             1,422,788
      42,784   Walter Industries, Inc.                            1,719,917
                                                               ------------
                                                                  3,142,705
                                                               ------------
INSURANCE - 1.7%
      57,828   ProAssurance Corp.*<F1>                            2,414,897
                                                               ------------
INTERNET & CATALOG RETAIL - 0.9%
      60,148   Insight Enterprises, Inc.*<F1>                     1,213,787
                                                               ------------
INTERNET SOFTWARE & SERVICES - 1.7%
     126,145   eCollege.com, Inc.*<F1>                            1,501,126
      27,879   Infospace, Inc.*<F1>                                 918,055
                                                               ------------
                                                                  2,419,181
                                                               ------------
IT SERVICES - 3.0%
      27,378   Anteon International Corp.*<F1>                    1,248,984
      19,634   Global Payments, Inc.                              1,331,185
     107,300   MPS Group, Inc.*<F1>                               1,010,766
      80,305   Tyler Technologies, Inc.*<F1>                        607,106
                                                               ------------
                                                                  4,198,041
                                                               ------------
MACHINERY - 5.2%
      35,418   Bucyrus International, Inc. - Class A              1,345,176
      23,179   IDEX Corp.                                           894,941
      58,724   Joy Global, Inc.                                   1,972,539
      23,627   Kennametal, Inc.                                   1,083,298
      94,757   Westinghouse Air Brake Technologies Corp.          2,035,380
                                                               ------------
                                                                  7,331,334
                                                               ------------
MEDIA - 2.7%
      44,747   Advo, Inc.                                         1,425,192
      18,391   Getty Images, Inc.*<F1>                            1,365,716
     104,363   Imax Corp.*<F1>^<F2>                               1,037,368
                                                               ------------
                                                                  3,828,276
                                                               ------------
OIL & GAS - 1.8%
      25,856   Arch Coal, Inc.                                    1,408,376
      40,371   Range Resources Corp.                              1,085,980
                                                               ------------
                                                                  2,494,356
                                                               ------------
PHARMACEUTICALS - 1.1%
      47,275   Medicis Pharmaceutical Class A                     1,500,036
                                                               ------------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 6.1%
     126,949   Credence Systems Corp.*<F1>                        1,148,888
      17,100   FEI Co.*<F1>                                         390,051
      49,301   Integrated Circuit Systems, Inc.*<F1>              1,017,573
      22,140   International Rectifier Corp.*<F1>                 1,056,521
      70,818   Intersil Corp. Class A                             1,329,254
      25,000   Monolithic Power Systems, Inc.*<F1>                  222,000
      47,595   Tessera Technologies, Inc.*<F1>                    1,590,149
      24,786   Trident Microsystems, Inc.*<F1>                      562,394
     125,279   Virage Logic Corp.*<F1>                            1,290,374
                                                               ------------
                                                                  8,607,204
                                                               ------------
SOFTWARE - 4.3%
      36,558   Epicor Software Corp.*<F1>                           482,565
     313,857   Parametric Technology Corp.*<F1>                   2,002,408
      86,920   Transaction Systems Architects, Inc.*<F1>          2,140,840
      88,708   Wind River Systems, Inc.*<F1>                      1,390,941
                                                               ------------
                                                                  6,016,754
                                                               ------------
SPECIALTY RETAIL - 1.8%
      32,262   Charlotte Russe Holding, Inc.*<F1>                   401,985
      52,847   The Finish Line Class A                              999,865
      18,720   Petco Animal Supplies, Inc.*<F1>                     548,870
      21,538   Volcom, Inc.*<F1>                                    576,572
                                                               ------------
                                                                  2,527,292
                                                               ------------
TOTAL COMMON STOCKS (Cost $121,872,069)                         139,228,885
                                                               ------------
SHORT TERM INVESTMENTS - 5.0%
   3,407,287   SEI Daily Income Trust Government Fund             3,407,287
   3,645,496   SEI Daily Income Trust Treasury Fund               3,645,496
                                                               ------------
TOTAL SHORT TERM INVESTMENTS (Cost $7,052,783)                    7,052,783
                                                               ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $128,924,852) - 103.5%                                 $146,281,668
Liabilities in Excess of Other Assets - (3.5)%                  (4,939,820)
                                                               ------------
TOTAL NET ASSETS - 100.0%                                      $141,341,848
                                                               ------------
                                                               ------------
         Percentages are calculated as a percent of net assets.

ADR      American Depository Receipt.
*<F1>    Non-income producing security.
^<F2>    Foreign security that trades on U.S. exchange.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------

     By (Signature and Title)*<F3> /s/ Robert M. Slotky
                                   --------------------
                                   Robert M. Slotky, President

     Date  August 22, 2005
           ---------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F3> /s/ Robert M. Slotky
                                   --------------------
                                   Robert M. Slotky, President

     Date  August 22, 2005
           ---------------

     By (Signature and Title)*<F3> /s/Eric W. Falkeis
                                   ------------------
                                   Eric W. Falkeis, Treasurer

     Date  August 22, 2005
           ---------------

*<F3> Print the name and title of each signing officer under his or her signature.